FORWARD FUNDS

Forward International Dividend Fund

Supplement dated November 22, 2010

to the

Forward Funds Class A Shares, Class B Shares, Class C Shares and Class M Shares Prospectus

dated May 1, 2010, as supplemented

The following information applies to the Forward International Dividend Fund (the “Fund”) only:

Effective as of December 1, 2010, the expense limitation agreement by and between Forward Funds and Forward Management, LLC (“Forward Management”), the Fund’s investment advisor, will be amended such that Forward Management agrees to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A shares and Class C shares to annual rates (as a percentage of the Fund’s average daily net assets) of 1.64% and 2.09%, respectively. Accordingly, effective as of December 1, 2010, the “Annual Fund Operating Expenses” table for the Fund and “Examples” table for the Fund on page 34 of the Prospectus will be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee	0.85%	0.85%
Distribution (12b-1) Fees	0.35%	0.75%
Shareholder Services Fees	0.20%	0.25%
Other Expenses	1.65%	1.65%
Total Annual Fund Operating Expenses	3.05%	3.50%
Fee Waiver and/or Expense Reimbursement(1)	–1.41%	–1.41%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.64%	2.09%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.64% and 2.09%, respectively.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C
1 Year	$732	$312
3 Years	$1,338	$943
5 Years	$1,967	$1,696
10 Years	$3,649	$3,676

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C
1 Year	$732	$212
3 Years	$1,338	$943
5 Years	$1,967	$1,696
10 Years	$3,649	$3,676

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP INTLDIV LOAD 12012010

FORWARD FUNDS

Forward International Dividend Fund

Supplement dated November 22, 2010

to the

Forward Funds Investor Class and Institutional Class Shares Prospectus; and

Summary Prospectus for Investor Class and Institutional Class Shares of the

Forward International Dividend Fund

each dated May 1, 2010, as supplemented

The following information applies to the Forward International Dividend Fund (the “Fund”) only:

Effective as of December 1, 2010, the expense limitation agreement by and between Forward Funds and Forward Management, LLC (“Forward Management”), the Fund’s investment advisor, will be amended such that Forward Management agrees to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class shares and Institutional Class shares to annual rates (as a percentage of the Fund’s average daily net assets) of 1.49% and 1.14%, respectively. Accordingly, effective as of December 1, 2010, the “Annual Fund Operating Expenses” table for the Fund and “Examples” table for the Fund on page 36 of the Prospectus and page 1 of the Summary Prospectus will be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fee	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.05%
Other Expenses	1.65%	1.65%
Total Annual Fund Operating Expenses	2.90%	2.55%
Fee Waiver and/or Expense Reimbursement(1)	–1.41%	–1.41%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.49%	1.14%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.49% and 1.14%, respectively.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Because no sales loads apply to either Investor Class or Institutional Class shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$152	$116
3 Years	$764	$659
5 Years	$1,403	$1,228
10 Years	$3,118	$2,776

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP INTLDIV NOLOAD 12012010

FORWARD FUNDS

Supplement dated November 22, 2010

to the

Forward Funds Statement of Additional Information (the “SAI”)

dated May 1, 2010, as supplemented

Effective as of December 1, 2010, the information concerning the total expense limits agreed to by the Investment Advisor with respect to the Forward International Dividend Fund as contained in the table on pages 22 and 23 of the SAI is hereby replaced to read as follows:

Fund	Class	End Date	Expense Limit
Forward International Dividend Fund	Class A	April 30, 2011	1.64%
Forward International Dividend Fund	Class C	April 30, 2011	2.09%
Forward International Dividend Fund	Investor Class	April 30, 2011	1.49%
Forward International Dividend Fund	Institutional Class	April 30, 2011	1.14%

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP INTLDIV SAI 12012010